Related Party Transactions - Schedule of Related Party Balances with Major Related Parties (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Jan. 31, 2018 CNY (¥)	Jan. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Amounts due to related parties			¥ 130,099	¥ 1,973,760		¥ 130,099		$ 287,072
Amounts due to related parties			¥ 130,099	692,390		130,099		$ 100,704
Proceeds from loans from related parties				650,000	$ 94,539	2,220,000	¥ 4,000,000
Loans repaid to related parties				¥ 0	$ 0	¥ 6,726,000	¥ 688,234
Equity Investee
Related Party Transaction [Line Items]
Annual interest rate				5.00%				5.00%
Debt instrument maturity year				2019	2019
Baidu
Related Party Transaction [Line Items]
Annual interest rate			3.92%			3.92%
Amounts due to related parties			¥ 77,628	¥ 421,942		¥ 77,628		$ 61,369
Proceeds from loans from related parties	¥ 650,000	$ 94,539
Debt instrument maturity, year and month				2023-01	2023-01
Loans repaid to related parties			2,220,000
Baidu | Loans
Related Party Transaction [Line Items]
Amounts due to related parties			¥ 50,000	¥ 700,000		¥ 50,000		$ 101,811
Amounts due to related parties				¥ 50,000